Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash used in operating activities	¥ (2,088)	$ (290)	¥ (25,478)
Investing activities:
Proceeds from disposal of property and equipment	1
Purchase of short-term investments	(800)	(111)
Cash and restricted cash acquired in acquisition of a subsidiary	10,868	1,505
Net cash provided by investing activities from continuing operations	10,069	1,394
Net cash provided by investing activities from discontinued operations
Net cash provided by investing activities	10,069	1,394
Financing activities:
Proceeds from short-term borrowings	12,346	1,710	25,527
Repayment of short-term borrowings	(4,254)	(600)
Repayment of notes payable	(6,211)	(876)
Net cash provided by financing activities from continuing operations	1,881	234	25,527
Net cash provided by financing activities from discontinued operations
Net cash provided by financing activities	1,881	234	25,527
Effect of foreign exchange rate changes	1,803	277	(545)
Net decrease in cash and cash equivalents and restricted cash	11,665	1,615	(496)
Cash, cash equivalents and restricted cash at the beginning of the period	360	50	2,878	2,878
Cash, cash equivalents and restricted cash at the end of the period	12,025	1,665	2,382	360
Less: Cash, cash equivalents and restricted cash from discontinued operations at the end of the period			(2,168)
Cash, cash equivalents and restricted cash from continuing operations at the end of the period	12,025	1,665	214
Supplemental Cash Flow Information
Cash paid for interest expense	3
Cash paid for income tax	18	2
Non-cash Investing and Financing activities
Acquisition of a subsidiary by issuance of notes payable	1,299,654	180,000
Cash and cash equivalents	7,025	973		360
Restricted cash- non-current	5,000	692
Cash, cash equivalents and restricted cash at the end of the period	¥ 12,025	$ 1,665		¥ 360